Use of estimates and critical accounting judgements - Acq, Pension (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2016	Sep. 06, 2016	Feb. 03, 2016	Dec. 31, 2015
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 461	€ 1,198
Deductible temporary differences, tax losses carry forward and tax credits for which no deferred tax asset are recognised	20,365	20,952
Present value of defined benefit obligation
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	25,497	28,663				€ 1,840
Defined benefit pension assets
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (25,535)	€ (27,770)				€ (1,451)
Alcatel Lucent
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Percentage of share capital held on diluted basis				95.15%
Percentage of voting equity interests acquired			100.00%	95.25%	90.25%